Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Parenthetical) (Detail) ₱ in Thousands	12 Months Ended
	Dec. 31, 2020 PHP (₱) shares	Dec. 31, 2021 PHP (₱)	Nov. 30, 2021 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Short-term investments	₱ 989,000	₱ 2,241,000
Credit Suisse [Member]
Disclosure of detailed information about financial instruments [Line Items]
Withdrew from supply chain		6,600
Fair value of short-term investments	10,010	3,400
Short-term investments	₱ 10,000
Ratio of short-term investments to shares | shares	9,114.53
Julius Baer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of short-term investments		₱ 5,020
Short-term investments			₱ 5,000